UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22855

Currency Income Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 43.1%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 7.9%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	29,600	$382,813
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	15,100	200,792
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	1,899,356
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	410,776
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	138,396
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	52,600	727,654
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	74,602
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	172,227

Total Bangladesh			$4,006,616

Colombia — 0.6%
Titulos De Tesoreria B, 5.25%, 11/11/15	COP	683,000	$287,439

Total Colombia			$287,439

Dominican Republic — 7.8%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(1)	DOP	12,260	$289,638
Dominican Republic International Bond, 11.50%, 5/10/24(1)	DOP	6,000	144,680
Dominican Republic International Bond, 14.00%, 4/30/21(1)	DOP	7,000	180,323
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	1,800	48,125
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	13,800	368,955
Dominican Republic International Bond, 15.95%, 6/4/21(1)	DOP	6,500	185,549
Dominican Republic International Bond, 16.00%, 2/10/17(2)	DOP	71,200	1,767,268
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	900	28,815
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	28,600	915,672

Total Dominican Republic			$3,929,025

Iceland — 7.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$961,051
Republic of Iceland, 7.25%, 10/26/22	ISK	315,412	1,796,115
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,221,638

Total Iceland			$3,978,804

Security		Principal Amount (000’s omitted)	Value

Philippines — 1.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	28,000	$672,025

Total Philippines			$672,025

Serbia — 3.8%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	202,440	$1,923,359

Total Serbia			$1,923,359

Sri Lanka — 7.9%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	67,600	$473,637
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	44,900	336,890
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	321,000	2,464,858
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	84,810	727,552

Total Sri Lanka			$4,002,937

Uruguay — 2.2%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	7,085	$258,478
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	34,602
Uruguay Notas Del Tesoro, 9.50%, 1/27/16	UYU	6,840	259,712
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	15,410	550,692

Total Uruguay			$1,103,484

Vietnam — 3.7%
Vietnam Government Bond, 7.80%, 3/31/16	VND	40,000,000	$1,897,043

Total Vietnam			$1,897,043

Total Foreign Government Bonds (identified cost $23,062,760)			$21,800,732

Foreign Corporate Bonds — 1.0%

Security		Principal Amount (000’s omitted)	Value

Supranational — 1.0%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(3)	UYU	13,352	$505,166

Total Supranational			$505,166

Total Foreign Corporate Bonds (identified cost $588,948)			$505,166

13	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 54.0%

Foreign Government Securities — 14.9%

Security		Principal Amount (000’s omitted)	Value

Georgia — 2.3%
Georgia Treasury Bill, 0.00%, 1/7/16	GEL	2,796	$1,151,248

Total Georgia			$1,151,248

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 7/15/15	ISK	8,420	$46,402
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	7,250	39,490

Total Iceland			$85,892

Lebanon — 3.8%
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	1,107,600	$729,296
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	1,848,300	1,215,964

Total Lebanon			$1,945,260

Mexico — 2.1%
Mexico Cetes, 0.00%, 5/28/15	MXN	16,200	$1,054,082

Total Mexico			$1,054,082

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 6/19/15	LKR	21,750	$161,993
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	38,570	278,036
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	22,250	160,004

Total Sri Lanka			$600,033

Turkey — 1.4%
Turkey Government Bond, 10.00%, 6/17/15	TRY	1,938	$725,499

Total Turkey			$725,499

Uganda — 1.0%
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,635,600	$518,610

Total Uganda			$518,610

Uruguay — 2.5%
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	33,084	$1,207,865
Uruguay Treasury Bill, 0.00%, 5/22/15	UYU	1,190	44,840

Total Uruguay			$1,252,705

Security		Principal Amount (000’s omitted)	Value

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	1,590	$209,969

Total Zambia			$209,969

Total Foreign Government Securities (identified cost $8,377,170)			$7,543,298

U.S. Treasury Obligations — 30.3%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/14/15(4)		$5,000	$5,000,000
U.S. Treasury Bill, 0.00%, 6/18/15		10,300	10,300,237

Total U.S. Treasury Obligations (identified cost $15,300,000)			$15,300,237

Other — 8.8%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(5)		$4,446	$4,446,072

Total Other (identified cost $4,446,072)			$4,446,072

Total Short-Term Investments (identified cost $28,123,242)			$27,289,607

Total Investments — 98.1% (identified cost $51,774,950)			$49,595,505

Other Assets, Less Liabilities — 1.9%			$948,268

Net Assets — 100.0%			$50,543,773

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

14	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

BDT	–	Bangladesh Taka
COP	–	Colombian Peso
DOP	–	Dominican Peso
GEL	–	Georgian Lari
ISK	–	Icelandic Krona
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
PHP	–	Philippine Peso
RSD	–	Serbian Dinar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $877,130 or 1.7% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $3,051,895 or 6.0% of the Portfolio’s net assets.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

15	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $47,328,878)	$45,149,433
Affiliated investment, at value (identified cost, $4,446,072)	4,446,072
Cash	316,025
Foreign currency, at value (identified cost, $439,746)	440,749
Interest receivable	585,607
Interest receivable from affiliated investment	670
Receivable for open forward foreign currency exchange contracts	880,784
Total assets	$51,819,340

Liabilities
Payable for open forward foreign currency exchange contracts	$1,173,427
Payable to affiliates:
Investment adviser fee	37,333
Trustees’ fees	248
Other	15,653
Accrued expenses	48,906
Total liabilities	$1,275,567
Net Assets applicable to investors’ interest in Portfolio	$50,543,773

Sources of Net Assets
Investors’ capital	$53,015,095
Net unrealized depreciation	(2,471,322)
Total	$50,543,773

16	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $45,366)	$1,305,849
Interest allocated from affiliated investment	6,596
Expenses allocated from affiliated investment	(759)
Total investment income	$1,311,686

Expenses
Investment adviser fee	$229,793
Trustees’ fees and expenses	1,493
Custodian fee	77,585
Legal and accounting services	20,236
Miscellaneous	8,948
Total expenses	$338,055
Deduct —
Allocation of expenses to affiliate	$57,880
Reduction of custodian fee	41
Total expense reductions	$57,921

Net expenses	$280,134

Net investment income	$1,031,552

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,049,259)
Investment transactions allocated from affiliated investment	20
Foreign currency and forward foreign currency exchange contract transactions	(391,930)
Net realized loss	$(1,441,169)
Change in unrealized appreciation (depreciation) —
Investments	$(1,736,759)
Foreign currency and forward foreign currency exchange contracts	(345,273)
Net change in unrealized appreciation (depreciation)	$(2,082,032)

Net realized and unrealized loss	$(3,523,201)

Net decrease in net assets from operations	$(2,491,649)

17	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$1,031,552	$2,384,973
Net realized loss from investment transactions, futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(1,441,169)	(525,613)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(2,082,032)	(1,076,673)
Net increase (decrease) in net assets from operations	$(2,491,649)	$782,687
Capital transactions —
Contributions	$64,674	$1,728,408
Withdrawals	(1,105,155)	(540,851)
Net increase (decrease) in net assets from capital transactions	$(1,040,481)	$1,187,557

Net increase (decrease) in net assets	$(3,532,130)	$1,970,244

Net Assets
At beginning of period	$54,075,903	$52,105,659
At end of period	$50,543,773	$54,075,903

18	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)(3)	1.10	%(4)	1.10%	1.40	%(4)
Net investment income	4.04	%(4)	4.45%	1.46	%(4)
Portfolio Turnover	7	%(5)	55%	0	%(5)

Total Return	(4.59	)%(5)	1.45%	2.00	%(5)

Net assets, end of period (000’s omitted)	$50,544		$54,076	$52,106

(1)	For the period from the start of business, August 26, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.23%, 0.36% and 0.79% of average daily net assets for the six months ended April 30, 2015, the year ended October 31, 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Annualized.

(5)	Not annualized.

19	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Currency Income Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Currency Income Advantage Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 2.4%, 15.6% and 82.0%, respectively, in the Portfolio.

Prior to April 2, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on April 1, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and investments, were transferred to the Portfolio with no gain or loss for financial reporting purposes. The Portfolio is in the process of dissolving the Subsidiary with the Cayman Islands authorities and it is scheduled to dissolve on or about October 31, 2015. The accompanying consolidated financial statements include the accounts of the Subsidiary through April 1, 2015. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

20

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as

21

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

L  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.90% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $229,793 or 0.90% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $57,880 of the Portfolio’s operating expenses for the six months ended April 30, 2015. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $6,222,459 and $1,420,711, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,926,443

Gross unrealized appreciation	$418,390
Gross unrealized depreciation	(2,749,328)

Net unrealized depreciation	$(2,330,938)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

22

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 4,216,889	Polish Zloty 17,004,899	Standard Chartered Bank	$—	$(11,153)	$(11,153)
5/4/15	Euro 1,695,874	Swedish Krona 15,615,000	BNP Paribas	—	(30,416)	(30,416)
5/4/15	Euro 553,781	Swedish Krona 5,209,000	Morgan Stanley & Co. International PLC	3,266	—	3,266
5/4/15	Euro 482,428	Swedish Krona 4,534,000	Standard Chartered Bank	2,385	—	2,385
5/4/15	Polish Zloty 9,589,899	Euro 2,388,518	Bank of America, N.A.	17,975	—	17,975
5/4/15	Polish Zloty 7,415,000	Euro 1,847,745	Standard Chartered Bank	14,932	—	14,932
5/4/15	Swedish Krona 25,358,000	Euro 2,737,203	Deutsche Bank AG	30,515	—	30,515
5/11/15	United States Dollar 2,549,597	Yuan Renminbi Offshore 16,116,000	Bank of America, N.A.	44,671	—	44,671
5/12/15	Mexican Peso 17,993,000	United States Dollar 1,146,971	BNP Paribas	—	(25,226)	(25,226)
5/12/15	Mexican Peso 1,401,000	United States Dollar 89,765	Standard Chartered Bank	—	(1,507)	(1,507)
5/12/15	United States Dollar 703,137	Mexican Peso 10,506,979	Bank of America, N.A.	—	(18,635)	(18,635)
5/12/15	United States Dollar 1,863,082	Mexican Peso 28,774,000	Standard Chartered Bank	11,470	—	11,470
5/13/15	Indonesian Rupiah 49,470,712,000	United States Dollar 3,739,283	Citibank, N.A.	—	(68,637)	(68,637)
5/13/15	United States Dollar 564,609	Indonesian Rupiah 7,311,682,000	BNP Paribas	—	(1,805)	(1,805)
5/13/15	United States Dollar 3,243,002	Indonesian Rupiah 42,159,030,000	Standard Chartered Bank	2,114	—	2,114
5/18/15	Euro 2,737,449	Swedish Krona 25,358,000	Deutsche Bank AG	—	(30,557)	(30,557)
5/19/15	Indian Rupee 8,661,000	United States Dollar 136,458	BNP Paribas	599	—	599
5/19/15	United States Dollar 643,830	Chilean Peso 402,909,000	BNP Paribas	13,991	—	13,991
5/19/15	United States Dollar 726,330	Mexican Peso 10,855,000	Morgan Stanley & Co. International PLC	—	(19,503)	(19,503)
5/21/15	New Turkish Lira 3,902,000	United States Dollar 1,627,334	BNP Paribas	174,601	—	174,601
5/21/15	New Turkish Lira 140,000	United States Dollar 59,710	Deutsche Bank AG	7,588	—	7,588
5/21/15	United States Dollar 34,402	New Turkish Lira 90,294	Deutsche Bank AG	—	(785)	(785)
5/21/15	United States Dollar 2,201,403	New Turkish Lira 5,334,000	Standard Chartered Bank	—	(215,530)	(215,530)

23

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/26/15	United States Dollar 830,354	Indian Rupee 52,450,000	Bank of America, N.A.	$—	$(9,120)	$(9,120)
5/26/15	United States Dollar 909,665	Indian Rupee 57,459,000	Deutsche Bank AG	—	(10,002)	(10,002)
5/27/15	Euro 1,944,533	United States Dollar 2,196,350	Bank of America, N.A.	12,312	—	12,312
5/27/15	United States Dollar 1,055,567	Singapore Dollar 1,424,409	Standard Chartered Bank	20,431	—	20,431
5/27/15	United States Dollar 942,321	Singapore Dollar 1,271,591	Standard Chartered Bank	18,239	—	18,239
6/2/15	United States Dollar 769,019	Brazilian Real 2,519,000	Standard Chartered Bank	58,826	—	58,826
6/4/15	Euro 1,871,169	British Pound Sterling 1,366,000	Standard Chartered Bank	—	(5,497)	(5,497)
6/4/15	United States Dollar 975,871	Kenyan Shilling 91,000,000	Citibank, N.A.	—	(19,234)	(19,234)
6/5/15	Euro 3,280,118	United States Dollar 3,747,240	Standard Chartered Bank	62,683	—	62,683
6/5/15	Euro 688,265	United States Dollar 784,257	Standard Chartered Bank	11,129	—	11,129
6/9/15	United States Dollar 315,278	Indian Rupee 19,860,000	Deutsche Bank AG	—	(5,363)	(5,363)
6/9/15	United States Dollar 401,923	Indian Rupee 25,318,000	Standard Chartered Bank	—	(6,836)	(6,836)
6/11/15	Euro 2,384,361	Polish Zloty 9,589,899	Bank of America, N.A.	—	(17,926)	(17,926)
6/11/15	Euro 1,844,518	Polish Zloty 7,415,000	Standard Chartered Bank	—	(14,881)	(14,881)
6/11/15	United States Dollar 213,664	Zambian Kwacha 1,595,000	Standard Chartered Bank	—	(3,380)	(3,380)
6/12/15	United States Dollar 132,468	Zambian Kwacha 969,000	Citibank, N.A.	—	(4,770)	(4,770)
6/12/15	United States Dollar 98,779	Zambian Kwacha 703,800	Citibank, N.A.	—	(6,030)	(6,030)
6/12/15	United States Dollar 241,334	Zambian Kwacha 1,697,300	Citibank, N.A.	—	(17,658)	(17,658)
6/15/15	United States Dollar 1,715,509	Ugandan Shilling 4,757,107,045	Citibank, N.A.	—	(146,039)	(146,039)
6/17/15	United States Dollar 1,798,466	Kenyan Shilling 170,000,000	Citibank, N.A.	—	(15,951)	(15,951)
6/17/15	United States Dollar 677,673	Zambian Kwacha 5,270,000	Standard Chartered Bank	15,344	—	15,344
6/17/15	United States Dollar 238,275	Zambian Kwacha 1,755,000	Standard Chartered Bank	—	(7,488)	(7,488)
6/18/15	Euro 1,370,441	Norwegian Krone 11,897,000	BNP Paribas	38,360	—	38,360
6/18/15	United States Dollar 1,031,203	Chilean Peso 662,084,000	BNP Paribas	46,762	—	46,762

24

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/18/15	United States Dollar 424,957	Chilean Peso 273,927,000	BNP Paribas	$21,035	$—	$21,035
6/18/15	United States Dollar 959,429	Chilean Peso 595,901,296	BNP Paribas	10,782	—	10,782
6/18/15	United States Dollar 139,483	Zambian Kwacha 1,017,000	Standard Chartered Bank	—	(5,802)	(5,802)
6/18/15	United States Dollar 327,144	Zambian Kwacha 2,393,700	Standard Chartered Bank	—	(12,501)	(12,501)
6/18/15	United States Dollar 672,464	Zambian Kwacha 4,766,200	Standard Chartered Bank	—	(45,965)	(45,965)
6/22/15	United States Dollar 2,455,259	Indian Rupee 154,650,000	BNP Paribas	—	(47,699)	(47,699)
6/23/15	United States Dollar 1,995,509	Yuan Renminbi Offshore 12,441,000	Bank of America, N.A.	—	(449)	(449)
6/30/15	Euro 1,678,358	Romanian Leu 7,441,000	BNP Paribas	545	—	545
7/7/15	United States Dollar 1,843,264	Philippine Peso 82,099,000	Deutsche Bank AG	—	(8,134)	(8,134)
7/7/15	United States Dollar 1,779,576	Philippine Peso 79,289,000	Standard Chartered Bank	—	(7,256)	(7,256)
7/8/15	United States Dollar 1,338,051	Colombian Peso 3,398,649,658	BNP Paribas	80,446	—	80,446
7/8/15	United States Dollar 1,399,454	Colombian Peso 3,487,440,000	BNP Paribas	56,102	—	56,102
7/15/15	Euro 863,249	United States Dollar 931,031	Standard Chartered Bank	—	(39,178)	(39,178)
9/21/15	United States Dollar 893,733	Mauritian Rupee 32,800,000	Standard Chartered Bank	52,980	—	52,980
9/28/15	United States Dollar 597,461	Uruguayan Peso 16,000,000	Citibank, N.A.	—	(16,199)	(16,199)
10/8/15	United States Dollar 621,774	Azerbaijani Manat 506,000	Standard Bank PLC	—	(124,086)	(124,086)
10/13/15	Euro 159,649	Serbian Dinar 20,898,000	Citibank, N.A.	11,934	—	11,934
10/13/15	Euro 19,563	Serbian Dinar 2,553,000	Deutsche Bank AG	1,391	—	1,391
10/28/15	United States Dollar 285,938	Zambian Kwacha 2,303,000	Standard Chartered Bank	—	(1,941)	(1,941)
10/29/15	United States Dollar 364,564	Uruguayan Peso 10,000,000	Citibank, N.A.	—	(4,636)	(4,636)
1/13/16	New Turkish Lira 303,000	United States Dollar 111,307	BNP Paribas	5,428	—	5,428
1/13/16	New Turkish Lira 398,000	United States Dollar 144,415	BNP Paribas	5,339	—	5,339
1/13/16	New Turkish Lira 609,000	United States Dollar 216,303	BNP Paribas	3,496	—	3,496
1/13/16	New Turkish Lira 616,000	United States Dollar 226,136	Standard Chartered Bank	10,883	—	10,883
1/13/16	United States Dollar 781,094	New Turkish Lira 1,916,000	Bank of America, N.A.	—	(111,574)	(111,574)

25

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/13/16	United States Dollar 232,062	New Turkish Lira 566,580	Deutsche Bank AG	$—	$(34,078)	$(34,078)
1/29/16	Euro 2,032,604	Serbian Dinar 260,275,000	Citibank, N.A.	12,230	—	12,230

				$880,784	$(1,173,427)	$(292,643)

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  The Portfolio enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $1,173,427. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $71,000 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$880,784	(1)	$(1,173,427	)(2)

Total Derivatives subject to master netting or similar agreements	$880,784		$(1,173,427)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

26

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$74,958	$(74,958)	$—	$—	$—
BNP Paribas	457,486	(105,146)	(275,884)	—	76,456
Citibank, N.A.	24,164	(24,164)	—	—	—
Deutsche Bank AG	39,494	(39,494)	—	—	—
Morgan Stanley & Co. International PLC	3,266	(3,266)	—	—	—
Standard Chartered Bank	281,416	(281,416)	—	—	—

	$880,784	$(528,444)	$(275,884)	$—	$76,456

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(157,704)	$74,958	$—	$—	$(82,746)
BNP Paribas	(105,146)	105,146	—	—	—
Citibank, N.A.	(299,154)	24,164	—	—	(274,990)
Deutsche Bank AG	(88,919)	39,494	—	—	(49,425)
Morgan Stanley & Co. International PLC	(19,503)	3,266	—	—	(16,237)
Standard Bank PLC	(124,086)	—	—	—	(124,086)
Standard Chartered Bank	(378,915)	281,416	71,000	—	(26,499)

	$(1,173,427)	$528,444	$71,000	$—	$(573,983)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(337,614)	$(363,564)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $81,346,000.

27

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$21,800,732	$—	$21,800,732
Foreign Corporate Bonds	—	505,166	—	505,166
Short-Term Investments —
Foreign Government Securities	—	7,543,298	—	7,543,298
U.S. Treasury Obligations	—	15,300,237	—	15,300,237
Other	—	4,446,072	—	4,446,072

Total Investments	$—	$49,595,505	$—	$49,595,505

Forward Foreign Currency Exchange Contracts	$—	$880,784	$—	$880,784

Total	$—	$50,476,289	$—	$50,476,289

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,173,427)	$—	$(1,173,427)

Total	$—	$(1,173,427)	$—	$(1,173,427)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Currency Income Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Currency Income Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in investing in (i) securities denominated in foreign currencies, (ii) income instruments issued by foreign entities or sovereign nations, (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations, and/or (iv) precious metals and commodities-related instruments. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

30

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for a one-year period ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

31

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Currency Income Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Currency Income Advantage Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Currency Income Advantage Fund and Currency Income Advantage Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Currency Income Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Currency Income Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14894    4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Currency Income Advantage Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 16, 2015

By:	/s/ John R. Baur
John R. Baur
President

Date:	June 16, 2015